Annual Operating Expenses - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2055 Fund	May 30, 2023
Fidelity Advisor Freedom Blend 2055 Fund - Class A
Operating Expenses:
Management fee	0.49%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.74%	[1]
Fidelity Advisor Freedom Blend 2055 Fund - Class M
Operating Expenses:
Management fee	0.49%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none
Total annual operating expenses	0.99%	[1]
Fidelity Advisor Freedom Blend 2055 Fund - Class C
Operating Expenses:
Management fee	0.49%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none
Total annual operating expenses	1.49%	[1]
Fidelity Advisor Freedom Blend 2055 Fund - Class I
Operating Expenses:
Management fee	0.49%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.49%	[1]
Fidelity Advisor Freedom Blend 2055 Fund - Class Z
Operating Expenses:
Management fee	0.39%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.39%	[1]

[1]	A Adjusted to reflect current fees.